Financial assets and liabilities - Changes in liabilities arising from financing activities (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Financial assets and liabilities
Current interest-bearing loans and borrowings, beginning of the year		$ 1,212,259	$ 2,403,562	$ 1,051,237
Non-current interest-bearing loans and borrowings, beginning of the year		2,310,939	1,079,152	943,046
Total liabilities from financing activities, beginning of the year		3,523,198	3,482,714	1,994,283
Net cash flows, current		(633,609)	(793,363)	419,350
Net cash flows, non-current		2,273,143	808,620	1,093,808
Net cash flows, total		1,639,534	15,257	1,513,158
Accrued Interest, Current		13,698	10,392	(130)
Accrued interest		13,698	10,392	(130)
Foreign exchange movement, current		(41,173)	71,380	25,924
Foreign exchange movement, non-current		(122,466)	(56,945)	(50,521)
Foreign exchange movement, total		(163,639)	14,435	(24,597)
Reclassification and other, current		1,534,842	(479,712)	907,181
Reclassification and other, non-current		(1,571,664)	480,112	(907,181)
Reclassification and other, total		(36,822)	400
Current interest-bearing loans and borrowings, end of the year	$ 110,692	2,086,017	1,212,259	2,403,562
Non-current interest-bearing loans and borrowings, end of the year	$ 153,352	2,889,952	2,310,939	1,079,152
Total liabilities from financing activities, end of the year		$ 4,975,969	$ 3,523,198	$ 3,482,714